Income Tax and Deferred Taxes - Components of Income Tax (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
(Expense) / Current income tax	$ (394,133,842)	$ 28,269,648	$ (155,196,656)
Adjustments to current tax from the previous period	(2,021,133)	(773,163)	3,694,656
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges)	39,826,484	(109,882,227)	72,354,119
Other current tax benefit / (expense)			(98,646)
Current tax expense, net	(356,328,491)	(82,385,742)	(79,246,527)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(113,368,389)	67,247,084	160,551,634
Total deferred tax benefit / (expense)	(113,368,389)	67,247,084	160,551,634
Income tax (expense) / income	$ (469,696,880)	$ (15,138,658)	$ 81,305,107